Acquisition of Liberty Dialysis Holdings- Pro Forma	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Acquisition Of Liberty Dialysis Holding [TextBlock]

2. Acquisition of Liberty Dialysis Holdings

On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”). The Company accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As the Company expressly discloses in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of the Company's stated strategy to expand and complement its existing business through acquisitions. Generally, these acquisitions do not change the Company's business model and are easy to integrate without disruption to its existing business, requiring little or no realignment of its structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which the Company is already engaged and, therefore, merely supplements its existing business.

Total consideration for the Liberty Acquisition was $2,177,804, consisting of $1,681,418 cash, net of cash acquired and $496,386 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company's investment, it also had a loan receivable from Renal Advantage Partners, LLC of $279,793, at a fair value of $282,784, which was retired as part of the transaction. Finally, $11,687 of assumed obligations from the acquisition is still outstanding and will be repaid during 2012 bringing the total non-cash consideration in the Liberty Acquisition to $496,386.

The following table summarizes the estimated fair values of assets acquired and liabilities assumed at the date of the acquisition. This preliminary acquisition accounting is based upon the best information available to management. The information is still preliminary due to difficulties in obtaining the required information as of June 30, 2012. Any adjustments to the acquisition accounting, net of related income tax effects, will be recorded with a corresponding adjustment to goodwill:

Assets held for sale	$153,360
Trade accounts receivable	156,380
Other current assets	44,637
Property, plant and equipment	174,400
Intangible assets and other assets	102,921
Goodwill	1,967,135
Accounts payable, accrued expenses and other current liabilities	(124,366)
Income tax payable and deferred taxes	(36,098)
Short-term borrowings and other financial liabilities and long-term debt and capital lease obligations	(69,065)
Other liabilities	(26,400)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)

Total acquisition cost	$2,177,804

Less, at fair value, non-cash contributions
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Obligations assumed in connection with acquisition	(11,687)
Total non-cash items	$(496,386)

Net Cash paid	$1,681,418

Pro Forma Financial Information

The following financial information, on a pro forma basis, reflects the consolidated results of operations as if the Liberty Acquisition and the divestitures described above had been consummated on January 1, 2011. The pro forma information includes adjustments primarily for elimination of the investment gain and the gain from the retirement of debt. The pro-forma financial information is not necessarily indicative of the results of operations as it would have been had the transactions been consummated on January 1, 2011.

	For the three months ended June 30,		For the six months ended June 30,
	2012	2011	2012	2011

Pro forma net revenue	$3,420,560	$3,295,786	$6,782,198	$6,428,592
Pro forma net income attributable to the shareholders FMC-AG & Co. KGaA	266,093	261,603	529,400	479,681
Pro forma income per ordinary share
Basic	$0.87	$0.86	$1.74	$1.59
Fully diluted	$0.87	$0.86	$1.73	$1.58